Loans Payable - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended								12 Months Ended
	Nov. 30, 2021 CNY (¥)	Nov. 30, 2021 USD ($)	Oct. 31, 2021 CNY (¥)	Oct. 31, 2021 USD ($)	Jul. 31, 2021 CNY (¥)	Jul. 31, 2021 USD ($)	Oct. 31, 2020 CNY (¥)	Nov. 30, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2021 USD ($)	Nov. 30, 2021 USD ($)	Jul. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Short-term loans									¥ 4,117,774		¥ 2,965,957				$ 646,169
Debt instrument, collateral description									As of December 31, 2020 and 2021, the repayments of primarily all of the short-term loans are guaranteed by subsidiaries within the Group and either collateralized by an office building of one of the Group’s VIEs with a carrying amount of RMB548,474 and RMB535,432 (US$84,021), respectively, or collateralized by restricted cash balances totaling US$3,550 and US$5,300 (equivalent to RMB33,775), respectively, or collateralized by other receivables totaling US$5,414 and nil, respectively.	As of December 31, 2020 and 2021, the repayments of primarily all of the short-term loans are guaranteed by subsidiaries within the Group and either collateralized by an office building of one of the Group’s VIEs with a carrying amount of RMB548,474 and RMB535,432 (US$84,021), respectively, or collateralized by restricted cash balances totaling US$3,550 and US$5,300 (equivalent to RMB33,775), respectively, or collateralized by other receivables totaling US$5,414 and nil, respectively.
Debt instrument, collateralized restricted cash									¥ 33,775						$ 5,300			$ 3,550
Debt instrument, collateralized by other receivables | $																		$ 5,414
Weighted average interest rate									4.80%		4.30%				4.80%			4.30%
Unused line of credit for short-term loans									¥ 2,754,099		¥ 830,054				$ 432,178
Payable of all line of credit facility outstanding amounts due									¥ 600,000	$ 94,153
Line of credit facility, covenant description									As of December 31, 2021, one of the Group’s VIEs did not satisfy certain financial covenants, based on which the commercial bank has the right to suspend the issuance of credit lines, and/or cause all outstanding amounts totaling RMB600,000 (US$94,153) with original maturity dates in 2022 to be due and repayable immediately.	As of December 31, 2021, one of the Group’s VIEs did not satisfy certain financial covenants, based on which the commercial bank has the right to suspend the issuance of credit lines, and/or cause all outstanding amounts totaling RMB600,000 (US$94,153) with original maturity dates in 2022 to be due and repayable immediately.
Proceeds from long-term loan and borrowings from third party investors, net of issuance costs									¥ 0	$ 0	0	¥ 945,749
Proceeds from short-term loans									¥ 4,437,033	$ 696,267	3,559,525	2,738,224
Borrowings from Third-Party Investors | 2018 Asset-Backed Debt Securities
Debt Instrument [Line Items]
Accounts payable factored to banks or other financial institutions													¥ 525,279
Repayment of debt											371,058	74,922
Debt securities maturity period description									the asset-back debt securities with maturities in December 2019 and December 2020	the asset-back debt securities with maturities in December 2019 and December 2020
Proceeds from long-term loan and borrowings from third party investors, net of issuance costs													¥ 446,000
Effective interest rate													7.00%
Borrowings from Third-Party Investors | 2018 Asset-Backed Debt Securities | Minimum
Debt Instrument [Line Items]
Annual interest rate													5.00%
Borrowings from Third-Party Investors | 2018 Asset-Backed Debt Securities | Maximum
Debt Instrument [Line Items]
Annual interest rate													5.50%
Borrowings from Third-Party Investors | 2019, 2021 July and 2021 November Asset-Backed Debt Securities
Debt Instrument [Line Items]
Accounts payable factored to banks or other financial institutions	¥ 633,938				¥ 231,573			¥ 587,000								$ 99,479	$ 36,339
Annual interest rate	4.50%				5.50%			5.10%								4.50%	5.50%
Debt securities maturity period description									asset-back debt securities which mature in November 2021, July 2022 and November 2022	asset-back debt securities which mature in November 2021, July 2022 and November 2022
Proceeds from long-term loan and borrowings from third party investors, net of issuance costs								¥ 500,000
Effective interest rate	8.26%				8.40%			5.97%								8.26%	8.40%
Proceeds from short-term loans	¥ 570,000	$ 89,445			¥ 200,000	$ 31,384
Borrowings from Third-Party Investors | 2019 Asset-Backed Debt Securities
Debt Instrument [Line Items]
Repayment of debt			¥ 470,079	$ 73,766			¥ 29,921
Bank of China
Debt Instrument [Line Items]
Debt instrument, collateral description									As of December 31, 2020, the repayment of the loan is guaranteed by a subsidiary of the Group and collateralized by an office building of one of the Group’s VIEs with a carrying amount of RMB548,474.	As of December 31, 2020, the repayment of the loan is guaranteed by a subsidiary of the Group and collateralized by an office building of one of the Group’s VIEs with a carrying amount of RMB548,474.
Bank loan maturity period														3 years
Maximum borrowing capacity under credit facility														¥ 299,000
Annual interest rate														4.47%
Repayment of debt											274,000	¥ 10,000
JPMorgan Chase Bank, N.A.
Debt Instrument [Line Items]
Debt instrument, collateral description									As of December 31, 2020 and 2021, the repayment of the loan is collateralized by held-to-maturity debt securities with a two-year term and a stated cost of US$71,000 and nil, respectively	As of December 31, 2020 and 2021, the repayment of the loan is collateralized by held-to-maturity debt securities with a two-year term and a stated cost of US$71,000 and nil, respectively
Debt instrument, collateralized asset carrying amount | $																		$ 71,000
Bank loan maturity period												2 years
Maximum borrowing capacity under credit facility												¥ 800,000
Annual interest rate												3.55%
Repayment of debt									¥ 410,782	$ 64,461	34,213	¥ 2,954
Amount borrowed under the commitment of a bank loan												¥ 447,949
Structured Payable Arrangements
Debt Instrument [Line Items]
Short-term loans									750,067		390,317				117,702
Accounts payable factored to banks or other financial institutions									1,058,619		395,943				166,120
Building | Bank of China
Debt Instrument [Line Items]
Debt instrument, collateralized asset carrying amount											548,474
Building | Short-term Loan
Debt Instrument [Line Items]
Debt instrument, collateralized asset carrying amount									¥ 535,432		¥ 548,474				$ 84,021